Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2014	Jun. 04, 2014	Oct. 25, 2013	Nov. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 26, 2014
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel					$ 0	$ 123,541	$ 85,699
Payments For Construction In Process					26,713	45,337	31,398
Proceeds From Minority Shareholders					$ 0	3,484	3,905
New Panamax Vessel
Property Plant And Equipment [Line Items]
Date of delivery					January 2016
Vessel capacity in DWT					84,000 dwt
Total purchase price								$ 31,800
New Capesize Vessel
Property Plant And Equipment [Line Items]
Date of delivery					January 2016
Vessel capacity in DWT					180,600 dwt
Total purchase price								$ 52,000
New Capesize and New Panamax Vessels
Property Plant And Equipment [Line Items]
Payments For Construction In Process					$ 29,695	22,140
Navios Galileo
Property Plant And Equipment [Line Items]
Year Built					2006
Date of delivery					Aug. 26, 2013
Vessel capacity in DWT					76,596 dwt
Navios Amitie
Property Plant And Equipment [Line Items]
Year Built					2005
Date of delivery					Sep. 10, 2013
Vessel capacity in DWT					75,395 dwt
Navios Taurus
Property Plant And Equipment [Line Items]
Year Built					2005
Date of delivery					Sep. 17, 2013
Vessel capacity in DWT					76,596 dwt
Navios Northern Star
Property Plant And Equipment [Line Items]
Year Built					2005
Date of delivery					Sep. 19, 2013
Vessel capacity in DWT					75,395 dwt
Navios Galileo/Navios Amitie/Navios Taurus/Navios Northern Star
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel							27,795
Total purchase price							67,795
Amount of loan used to finance purchase of vessel							$ 40,000
N Amalthia
Property Plant And Equipment [Line Items]
Year Built					2006
Date of delivery					Oct. 25, 2013
Vessel capacity in DWT					75,318 dwt
Cash consideration for purchase of vessel			$ 2,750
Total purchase price			17,904
Amount of loan used to finance purchase of vessel			11,250
Proceeds From Minority Shareholders			$ 3,905
N Bonanza
Property Plant And Equipment [Line Items]
Year Built					2006
Date of delivery					Jan. 27, 2014
Vessel capacity in DWT					76,596 dwt
Cash consideration for purchase of vessel	$ 2,900
Total purchase price	17,634
Amount of loan used to finance purchase of vessel	11,250
Proceeds From Minority Shareholders	$ 3,484
Navios Gem
Property Plant And Equipment [Line Items]
Year Built					2014
Date of delivery					Jun. 04, 2014
Vessel capacity in DWT					181,336 dwt
Cash consideration for purchase of vessel		$ 24,368
Total purchase price		54,368
Amount of loan used to finance purchase of vessel		$ 30,000
Navios Ray
Property Plant And Equipment [Line Items]
Year Built					2012
Date of delivery					Nov. 24, 2014
Vessel capacity in DWT					179,515 dwt
Cash consideration for purchase of vessel				$ 20,539
Total purchase price				51,539
Amount of loan used to finance purchase of vessel				$ 31,000
Vessels, Port Terminals and Other Fixed Assets
Property Plant And Equipment [Line Items]
Capitalized interest costs					$ 5,847	$ 1,851